Consolidated Balance Sheets (Parenthetical) - shares shares in Thousands	Mar. 31, 2015	Mar. 31, 2014
Consolidated Balance Sheets
Common stock, Authorized	600,000	600,000
Common stock, Issued	377,619	377,619
Common stock in treasury, shares	10,757	10,752